Accounts and notes payable - Group's outstanding obligations confirmed (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounts and notes payable
Balance at the beginning of the year	¥ 342,647	¥ 221,523
Supplier Finance Program, Obligation, Current, Statement of Financial Position [Extensible Enumeration]	Accounts Payable And Notes Payable, Current	Accounts Payable And Notes Payable, Current
Invoices confirmed during the year	¥ 869,250	¥ 664,691
Confirmed invoices paid during the year	(772,045)	(543,567)
Balance at the end of the year	¥ 439,852	¥ 342,647
Supplier Finance Program, Obligation, Current, Statement of Financial Position [Extensible Enumeration]	Accounts Payable And Notes Payable, Current	Accounts Payable And Notes Payable, Current